Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Net Loss Per Share of Common Stock	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each category for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30 ,				Nine Months Ended September 30 ,
	2022		2021		2022		2021
	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$540,910	$135,228	$(422,932)	—	$3,700,308	$925,077	$(592,475)	—
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption	27,600,000	6,900,000	27,600,000	—	27,600,000	6,900,000	6,900,000	—

Basic and diluted net income (loss) per share	$0.02	$0.02	$(0.01)	—	$0.13	$0.13	$(0.02)	—
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each category for the year ended December 31, 2021:

For the year ended December 31, 2021	Redeemable	Non- Redeemable
Allocation of net loss including shares of common stock subject to possible redemption	$(2,091,672)	$(541,088)
Weighted average redeemable common stock outstanding	26,492,055	6,853,151
Basic and diluted net loss per share of common stock	$(0.08)	$(0.08)